Segment Information (Details) - Schedule of Geographical Perspective - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Revenues from sales originated:
Revenues		¥ 2,123,751	¥ 1,713,965	¥ 1,401,780
China [Member]
Revenues from sales originated:
Revenues	[1]	1,354,874	1,099,735	911,562
Canada [Member]
Revenues from sales originated:
Revenues		3,263	7,013	9,265
US [Member]
Revenues from sales originated:
Revenues		112,840	89,309	61,641
UK [Member]
Revenues from sales originated:
Revenues		¥ 652,774	¥ 517,908	¥ 419,312

[1]	Includes mainland China and Hong Kong.